Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 10: Intangible Assets

The carrying values of intangible assets were as follows:

	December 31, 2015			December 31, 2014
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
					(In thousands)
Goodwill	$1,385,115	$—	$1,385,115	$943,374	$—	$943,374

Definite-lived intangible assets subject to amortization:
Customer relationships	$309,573	$(61,641)	$247,932	$261,914	$(46,457)	$215,457
Developed technology	416,817	(170,576)	246,241	213,017	(102,996)	110,021
Trademarks	19,417	(7,255)	12,162	19,438	(3,687)	15,751
Backlog	12,559	(12,559)	—	10,406	(9,627)	779
In-service research and development	14,238	(4,723)	9,515	10,340	(2,777)	7,563

Total intangible assets subject to amortization	772,604	(256,754)	515,850	515,115	(165,544)	349,571
Indefinite-lived intangible assets not subject to amortization:
Trademarks	129,671	—	129,671	103,040	—	103,040
In-process research and development	10,350	—	10,350	8,681	—	8,681

Total intangible assets not subject to amortization	140,021	—	140,021	111,721	—	111,721

Intangible assets	$912,625	$(256,754)	$655,871	$626,836	$(165,544)	$461,292

Segment Allocation of Goodwill and Trademarks

The changes in the carrying amount of goodwill assigned to reporting units in our reportable segments are as follows:

			Industrial	Industrial	Network
	Broadcast	Enterprise	Connectivity	IT	Security	Consolidated
	(In thousands)
Balance at December 31, 2013	$443,233	$73,278	$187,975	$68,562	$—	$773,048
Acquisitions and purchase accounting adjustments	119,918	—	16,442	56,194	—	192,554
Translation impact	(12,789)	—	(4,364)	(5,075)	—	(22,228)

Balance at December 31, 2014	$550,362	$73,278	$200,053	$119,681	$—	$943,374

Acquisitions and purchase accounting adjustments	11,481	—	1,614	730	462,215	476,040
Translation impact	(25,455)	—	(4,948)	(3,896)	—	(34,299)

Balance at December 31, 2015	$536,388	$73,278	$196,719	$116,515	$462,215	$1,385,115

The changes in the carrying amount of indefinite-lived trademarks are as follows:

			Industrial	Industrial	Network
	Broadcast	Enterprise	Connectivity	IT	Security	Consolidated
	(In thousands)
Balance at December 31, 2013	$66,064	$4,063	$12,193	$9,690	$—	$92,010
Reclassify to definite-lived	(2,700)	—	—	(3,900)	—	(6,600)
Acquisitions and purchase accounting adjustments	22,000	—	—	—	—	22,000
Translation impact	(2,244)	—	(1,449)	(677)	—	(4,370)

Balance at December 31, 2014	$83,120	$4,063	$10,744	$5,113	$—	$103,040

Acquisitions and purchase accounting adjustments	—	—	—	—	31,000	31,000
Translation impact	(2,198)	—	(1,654)	(517)	—	(4,369)

Balance at December 31, 2015	$80,922	$4,063	$9,090	$4,596	$31,000	$129,671

Impairment

The annual measurement date for our goodwill and indefinite-lived intangible assets impairment test is our fiscal November month-end. For our 2015 goodwill impairment test, we performed a quantitative assessment for four of our reporting units and determined the estimated fair values of our reporting units by calculating the present values of their estimated future cash flows. We determined that the fair values of the reporting units were substantially in excess of the carrying values; therefore, we did not record any goodwill impairment for the four reporting units. We performed a qualitative assessment for the remaining six of our reporting units, and we determined that it was more likely than not that the fair value was greater than the carrying value. Therefore, we did not record any goodwill impairment for the six reporting units. We also did not recognize any goodwill impairment in 2014 or 2013 based on the results of our annual goodwill impairment testing.

Similar to the quantitative goodwill impairment test, we determined the estimated fair values of our indefinite-lived trademarks by calculating the present values of the estimated cash flows (using Level 3 inputs) attributable to the respective trademarks. We did not recognize any trademark impairment charges in 2015, 2014, or 2013.

Amortization Expense

We recognized amortization expense in income from continuing operations of $103.8 million, $58.4 million, and $50.8 million in 2015, 2014, and 2013, respectively. We expect to recognize annual amortization expense of $95.1 million in 2016, $86.2 million in 2017, $71.0 million in 2018, $62.5 million in 2019, and $47.1 million in 2020 related to our intangible assets balance as of December 31, 2015.

The weighted-average amortization period for our customer relationships, developed technology, trademarks, and in-service research and development is 18.8 years, 5.3 years, 5.0 years, and 4.6 years, respectively.